LEASES - weighted average remaining lease terms and discount rates (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 1 month 28 days	2 years 1 month 28 days		2 years 6 months 26 days
Weighted average discount rate	5.00%	5.00%		5.00%
Operating lease costs	$ 91,022	¥ 594,614	¥ 718,000
Short-term lease costs	$ 80,105	¥ 523,295	¥ 498,704